Schedule of Components of the Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Income Tax Disclosure [Abstract]
Current tax	$ (752)	$ (5,877)	$ 229,355
Deferred tax	19,739	154,186	158,490	431,630
Total income tax expense	$ 18,987	$ 148,309	$ 387,845	$ 431,630